INVENTORIES - Schedule of average acquisition cost net of their obsolescence provision (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Provision for obsolescence Technical stock	$ 76,167	$ 45,621
Provision for obsolescence Non-technical stock	8,700	5,228
Total	$ 84,867	$ 50,849